Consolidated Statements of Puttable Preferred Shares and Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends per common share	$ 0.375	$ 0.50	$ 0.50
Series D
Dividends per preferred share	1.99	1.99	1.99
Series E
Dividends per preferred share	1.38	2.06	2.06
Series G
Dividends per preferred share	1.37	2.05	2.05
Series H
Dividends per preferred share	1.97	1.97	1.97
Series I
Dividends per preferred share	2.00	$ 2.00	$ 2.00
Series J
Dividends per preferred share	$ 0.68